STRATEGY SHARES

(the “Trust”)

36 North New York Avenue

Huntington, NY 11743

Fund	Ticker Symbol
Strategy Shares Nasdaq 7HANDLTM Index ETF	NASDAQ Ticker: HNDL
Strategy Shares Newfound/ReSolve Robust Momentum ETF	Cboe Ticker: ROMO
Strategy Shares Gold-Hedged Bond ETF	Cboe Ticker: GLDB
Strategy Shares Nasdaq 5HANDLTM Index ETF	NASDAQ Ticker: FIVR

(collectively, the “Funds”)

December 30, 2021

The information in this Supplement amends certain information contained in each Fund’s currently effective Statement of Additional Information (the “SAI”)

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Effective January 1, 2022, Michael Schoonover will replace Jerry Szilagyi as President of the Trust.

The information in the Trustees and Officers table under Management in the SAI is revised to remove references to Jerry Szilagyi and the information regarding Michael Schoonover is replaced with the information below.

Officers

Name, Address, Year of Birth	Position(s) Held with Trust	Term and Length Served	Principal Occupation(s) During Past 5 Years
Michael Schoonover 53 Palmeras St. Suite 601 San Juan, PR 00901 Year of Birth: 1983	President	Since 2022	Vice President of the Trust from 2018 through 2021; Chief Operating Officer (“COO”), Catalyst Capital Advisors LLC and Rational Advisors, Inc. since 2017; Portfolio Manager, Catalyst Capital Advisors LLC, 2013 – May 2021; President, MFund Distributors LLC since January 2020; COO, Catalyst International Advisors LLC, since 2019; COO, Insights Media LLC since 2019; COO, MFund Management LLC since 2019; COO, AlphaCentric Advisors LLC since January 2021; Portfolio Manager, Rational Advisors, Inc., 2016 – 2018.

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You should read this Supplement in conjunction with each Fund’s Prospectus, Summary Prospectus, and SAI, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at (855) 4SS-ETFS or (855) 477-3837, or by writing to the Funds at 36 North New York Avenue, Huntington, NY 11743.

Please retain this Supplement for future reference.

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